UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               October 19, 2009
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:  $   305,166
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                       American Capital Management, Inc.,
                               September 30, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      445   450000 PRN      Sole                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     5551  6790000 PRN      Sole                                    6790000
Kendle Conv SR Notes           CONV             48880LAA5      265   300000 PRN      Sole                                     300000
Valeant Pharmaceuticals Conv S CONV             91911XAD6     6350  5900000 PRN      Sole                                    5900000
Wright Medical Conv Sr Notes   CONV             98235TAA5     6033  7150000 PRN      Sole                                    7150000
ACI Worldwide                  COM              004498101     2307   152500 SH       Sole                                     152500
Abaxis                         COM              002567015     1354    50600 SH       Sole                                      50600
Acxiom                         COM              005125109     1722   182000 SH       Sole                                     182000
Albany Molecular Research      COM              012423109     2951   340800 SH       Sole                                     340800
AmSurg                         COM              03232P405     1283    60410 SH       Sole                                      60410
AngioDynamics                  COM              03475V101     1169    84800 SH       Sole                                      84800
Ansys                          COM              03662Q105     2131    56951 SH       Sole                                      56951
Arbitron                       COM              03875Q108      249    12000 SH       Sole                                      12000
ArthroCare                     COM              043136100     4022   197230 SH       Sole                                     197230
Atwood Oceanics                COM              050095108      423    12000 SH       Sole                                      12000
Avid Technology                COM              05367P100     1778   126170 SH       Sole                                     126170
Baldor Electric                COM              057741100     9200   336505 SH       Sole                                     336505
Berkshire Hathaway Cl B        COM              084670207      209       63 SH       Sole                                         63
Bio Reference Labs             COM              09057G602     1424    41400 SH       Sole                                      41400
Blackbaud                      COM              09227Q100      397    17100 SH       Sole                                      17100
Blackboard                     COM              091935502     1260    33350 SH       Sole                                      33350
Brady                          COM              104674106     1680    58480 SH       Sole                                      58480
Buckeye Partners LP Unit       COM              118230101      516    10650 SH       Sole                                      10650
CRA International              COM              12618T105      877    32150 SH       Sole                                      32150
Celgene                        COM              151020104     2525    45165 SH       Sole                                      45165
Cerner                         COM              156782104      989    13225 SH       Sole                                      13225
Charles River Labs             COM              159864107     3722   100650 SH       Sole                                     100650
Cognex                         COM              192422103     8228   502310 SH       Sole                                     502310
Computer Programs & Systems    COM              205306103     1712    41350 SH       Sole                                      41350
CyberSource                    COM              23251J106     1284    77000 SH       Sole                                      77000
Digital River                  COM              25388b104     2348    58225 SH       Sole                                      58225
Dionex                         COM              254546104     7158   110180 SH       Sole                                     110180
Dolby Laboratories             COM              25659T107      260     6800 SH       Sole                                       6800
Eclipsys                       COM              278856109     1280    66300 SH       Sole                                      66300
Energy Conversion              COM              292659109      116    10000 SH       Sole                                      10000
Euronet Worldwide              COM              298736109      481    20000 SH       Sole                                      20000
Exxon Mobil                    COM              30231g102      375     5460 SH       Sole                                       5460
FactSet Research System        COM              303075105    10117   152740 SH       Sole                                     152740
Forrester Research             COM              346563109     8578   321980 SH       Sole                                     321980
Forward Air                    COM              349853101      682    29450 SH       Sole                                      29450
Franklin Electronic Publishers COM              353515109     1110   500000 SH       Sole                                     500000
Fuel-Tech                      COM              359523107      702    62700 SH       Sole                                      62700
Fuelcell Energy                COM              35952H106      107    25000 SH       Sole                                      25000
Gen-Probe                      COM              36866T103     1610    38850 SH       Sole                                      38850
Gentex                         COM              371901109     1300    91900 SH       Sole                                      91900
Genzyme                        COM              372917104     9112   160620 SH       Sole                                     160620
Goldman Sachs                  COM              38141g104      335     1818 SH       Sole                                       1818
Haemonetics                    COM              405024100    14939   266205 SH       Sole                                     266205
Healthcare Services Grp        COM              421906108      369    20100 SH       Sole                                      20100
Healthways                     COM              422245100     5738   374525 SH       Sole                                     374525
Hologic                        COM              436440101     9152   560125 SH       Sole                                     560125
Huron Consulting Grp           COM              447462102     2288    88580 SH       Sole                                      88580
ICON PLC ADR                   COM              45103T107     9281   378980 SH       Sole                                     378980
IDEXX Laboratories             COM              45168D104    11778   235560 SH       Sole                                     235560
ITRON                          COM              465741106     5221    81400 SH       Sole                                      81400
Integra Lifesciences           COM              457985208     2249    65850 SH       Sole                                      65850
Jack Henry & Associates        COM              426281101     3692   157300 SH       Sole                                     157300
Johnson & Johnson              COM              478160104     4753    78063 SH       Sole                                      78063
KV Pharmaceutical Cl A         COM              482740206     1176   383035 SH       Sole                                     383035
Kaydon                         COM              486587108     2219    68450 SH       Sole                                      68450
LKQ                            COM              501889208     1743    94000 SH       Sole                                      94000
Linear Tech                    COM              535678106      489    17700 SH       Sole                                      17700
Manhattan Associates           COM              562750109     9023   446660 SH       Sole                                     446660
Martek Biosciences             COM              572901106     2108    93300 SH       Sole                                      93300
MedQuist                       COM              584949101      550    86500 SH       Sole                                      86500
Medicis Pharmaceutical         COM              584690309     7228   338550 SH       Sole                                     338550
Merit Medical Systems          COM              589889104     3928   226650 SH       Sole                                     226650
Micros Systems                 COM              594901100     1630    54000 SH       Sole                                      54000
NeuStar                        COM              64126x201      888    39300 SH       Sole                                      39300
Newfield Exploration           COM              651290108      213     5000 SH       Sole                                       5000
O'Reilly Automotive            COM              686091109    10165   281257 SH       Sole                                     281257
Orthofix                       COM              N6748L102     2384    81120 SH       Sole                                      81120
Pengrowth Energy Tr            COM              706902509      154    14650 SH       Sole                                      14650
Pharmaceutical Prod Dvlpt      COM              717124101    16878   769300 SH       Sole                                     769300
Phase Forward                  COM              71721R406      333    23700 SH       Sole                                      23700
Pope Resources                 COM              732857107      419    17439 SH       Sole                                      17439
Quaker Chemical                COM              747316107     1825    83200 SH       Sole                                      83200
ResMed                         COM              761152107     7291   161300 SH       Sole                                     161300
SAIC                           COM              78390x101      333    19000 SH       Sole                                      19000
SEI Investments                COM              784117103     7808   396750 SH       Sole                                     396750
Sanmina - SCI                  COM              800907206     1305   151747 SH       Sole                                     151747
Shaw Comm. Cl B                COM              82025k200      296    16460 SH       Sole                                      16460
Skyworks Solutions             COM              020753109     1693   127900 SH       Sole                                     127900
St. Mary Land & Exp            COM              792228108      552    17000 SH       Sole                                      17000
Stem Cell Innovations          COM              85857B100        1   225000 SH       Sole                                     225000
TomoTherapy                    COM              890088107     1209   279250 SH       Sole                                     279250
Trimble Navigation             COM              896239100      906    37900 SH       Sole                                      37900
UQM Technologies               COM              903213106      161    28000 SH       Sole                                      28000
URS                            COM              903236107      245     5614 SH       Sole                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104    24802   883900 SH       Sole                                     883900
Veeco Instruments              COM              922417100      665    28500 SH       Sole                                      28500
Verint Systems                 COM              92343x100      715    49280 SH       Sole                                      49280
Wright Medical                 COM              98235T107      798    44700 SH       Sole                                      44700
Zebra Technologies             COM              989207105     5544   213805 SH       Sole                                     213805
Liquidia Technologies Series A PFD                             100    30580 SH       Sole                                      30580
Pimco All Asset Instl                           722005626      206    17476 SH       Sole                                      17476